LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 2,933	$ 4,199
Less - current maturities (banks and trade payables)	(979)	(1,294)
Long-term debt, excluding current maturities	1,954	2,905
U. S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	$ 448	844
U. S. Dollar [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.00%
U. S. Dollar [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	8.56%
NIS - Fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt	$ 142	55
NIS - Fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.00%
NIS - Fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	6.00%
NIS - linked to the Israel central bank interest rate (Prime) [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,330	2,906
NIS - linked to the Israel central bank interest rate (Prime) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	2.50%
Annual interest rate above prime	0.90%
NIS - linked to the Israel central bank interest rate (Prime) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	2.60%
Annual interest rate above prime	0.90%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 13	$ 394
Annual interest rate	2.17%